Loan impairment provisions (Details) € in Millions, £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)
Loan impairment provisions
Financial Assets | £	£ 806,478					£ 781,992
Contingent liabilities [member]
Loan impairment provisions
ECL (release)/charge | £	3		£ 2
Financial assets (Other)
Loan impairment provisions
Financial Assets | £	38,896					£ 46,145
ECL (release)/charge | £	£ 2		4
Loans - amortised cost and FVOCI
Loan impairment provisions
Financial Assets					€ 376,442		€ 369,827
ECL provisions					€ 3,515		€ 3,806
ECL provision coverage	0.93%				0.93%	1.03%	1.03%
Loans - FVOCI
Loan impairment provisions
ECL provisions | £	£ 3					£ 5
ECL (release)/charge		€ (54)		€ (683)
FVOCI
Loan impairment provisions
Financial Assets | £	26,691					37,266
FVOCI | Financial assets (Other)
Loan impairment provisions
Financial Assets | £	26,691					37,266
ECL (release)/charge | £	0		£ 0
Amortised cost
Loan impairment provisions
Financial Assets | £	575,001					555,132
Amortised cost | Financial assets (Other)
Loan impairment provisions
Financial Assets | £	11,963					8,562
Cash at central banks | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets | £	178,400					176,300
Debt securities | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets | £	£ 38,600					£ 44,900
Stage 1 | Loans - amortised cost and FVOCI
Loan impairment provisions
Financial Assets					€ 342,121		€ 330,824
ECL provisions					€ 408		€ 302
ECL provision coverage	0.12%				0.12%	0.09%	0.09%
Stage 1 | Loans - FVOCI
Loan impairment provisions
ECL (release)/charge		(342)		(662)
Stage 2 | Loans - amortised cost and FVOCI
Loan impairment provisions
Financial Assets					€ 28,505		€ 33,981
ECL provisions					€ 1,122		€ 1,478
ECL provision coverage	3.94%				3.94%	4.35%	4.35%
Stage 2 | Loans - FVOCI
Loan impairment provisions
ECL (release)/charge		205		(114)
Stage 3 | Loans - amortised cost and FVOCI
Loan impairment provisions
Financial Assets					€ 5,816		€ 5,022
ECL provisions					€ 1,985		€ 2,026
ECL provision coverage	34.13%				34.13%	40.34%	40.34%
Amounts written off		215		517
Stage 3 | Loans - amortised cost and FVOCI | Individual
Loan impairment provisions
Financial Assets					€ 1,162		€ 1,215
ECL provisions					304		363
Amounts written off		58		256
Stage 3 | Loans - amortised cost and FVOCI | Collective
Loan impairment provisions
Financial Assets					4,654		3,807
ECL provisions					€ 1,681		€ 1,663
Amounts written off		157		261
Stage 3 | Loans - FVOCI
Loan impairment provisions
ECL (release)/charge		83		93
Stage 3 | Loans - FVOCI | Individual
Loan impairment provisions
ECL (release)/charge		(1)		(25)
Stage 3 | Loans - FVOCI | Collective
Loan impairment provisions
ECL (release)/charge		€ 84		€ 118